Document And Entity Information	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	ShotSpotter, Inc.
Entity Central Index Key	0001351636
Entity Emerging Growth Company	true
Entity File Number	001-38107
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	7979 Gateway Blvd., Suite 210
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ
Amendment Description	On July 20, 2021, ShotSpotter, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting the appointment of Roberta Jacobson to the Board of Directors (the “Board”). Committee assignments for Ambassador Jacobson had not been determined at the time of the filing of the Original Form 8-K. The Company is filing this Amendment No. 1 to the Original Form 8-K to report that on July 22, 2021, effective as of the same date, the Board appointed Ambassador Jacobson to serve as a member of its Compensation Committee and its Nominating and Corporate Governance Committee, having determined that Ambassador Jacobson meets the independence requirements for directors and for members of the Compensation Committee as set forth in the applicable listing standards of the Nasdaq Stock Market and the “non-employee director” requirements as set forth in Rule 16b-3 under the Securities Exchange Act of 1934, as amended. All other information in the Original Form 8-K remains unchanged.